245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity School Street Trust (the trust):  File Nos. 002-57167 and 811-02676

Fidelity Advisor Multi-Asset Income Fund

Fidelity Intermediate Municipal Income Fund

Fidelity Series International Credit Fund

Fidelity Series International Developed Markets Bond Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust